Intangible Assets - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (2,846)
Year Two	(2,811)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(11,074)
Total	(25,164)	$ (28,450)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(2,846)
Year Two	(2,811)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(11,074)
Total	$ (25,164)	$ (28,450)	$ (31,736)